Label	Element	Value
Virtus SGA International Growth Series
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated December 15, 2025 to the Series’ Summary Prospectus and Statutory Prospectus, each dated April 28, 2025

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Series’ investment adviser will implement a new expense limitation arrangement to further limit the expenses of the Series and will extend the term of the expense limitation arrangement for both of the Fund’s classes of shares. The resulting changes to the Series’ prospectuses are described in more detail below.

Under “Fees and Expenses” in the Series’ summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Series Operating Expenses” tables and associated footnotes will be replaced with the following:

Risk/Return [Heading]	oef_RiskReturnHeading	Virtus SGA International Growth Series
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Virtus SGA International Growth Series | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	631
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,402
Virtus SGA International Growth Series | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	283
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,122

[1]

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% for Class A Shares and 0.85% for Class I Shares through April 30, 2027. Prior to April 30, 2027, only the Series' Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.